Revenue Classified by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition, Milestone Method [Line Items]
Revenue		$ 539	$ 2,972	$ 16,508
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		495	555	9,230
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue			754	5,320
Europe [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		11	210	1,750
Israel [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	[1]	33	1,325
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue			$ 128	$ 208

[1]	Sales in Israel during the years ended December 31, 2018, 2017 and 2016 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6%, 45% and 0% of revenues during such periods, respectively.